Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6%
	Corporate Finance - 29.4%
$13,190,147	Bigfoot Capital SPV1, LLC[1,2]	11.75%	6/1/2025	1/15/2021	$13,119,138	$12,876,223
100,259,355	FilmRise Acquisitions, LLC[1,2]	15.00%	9/17/2025	7/1/2020	100,259,355	100,259,355
14,012,481	FVP Funding I, LLC[1,2,4]	10.00 + 2.00% PIK	2/6/2027	2/7/2022	14,012,481	13,481,852
24,885,277	FVP Funding II, LLC[1,2,4]	10.00 + 2.00% PIK	10/12/2027	10/12/2022	24,885,277	26,468,523
13,800,000	Hall Labs, LLC[1,2]	14.50%	12/31/2023	8/11/2021	13,800,000	13,800,000
7,179,364	iApartments, Inc.[1,2,4]	10.75 + 6.00% PIK	5/18/2030	5/18/2023	7,083,135	7,379,109
12,211,138	Joshua Tree Holdings, LLC,[1,2]	12.00%	4/30/2024	5/5/2023	12,211,138	12,310,525
32,823,928	Loop Inc.[1,2,9]	14.25%	6/14/2025	5/17/2022	32,434,965	32,902,710
15,290,104	LRC Westbridge II Investco, LLC[1,2,3]	12.00%	11/23/2024	8/23/2023	15,290,104	15,197,350
17,915,782	Metropolitan Partners Fund VII, LP1,2,3,4	13.00% PIK	11/17/2024	3/3/2023	17,915,782	17,778,314
30,234,853	Metropolitan Partners Fund VII, LP - Oliphant[1,2,3]	12.50%	10/13/2024	7/6/2023	30,234,853	30,344,908
10,892,997	Onward Partners, LLC[1,2]	15.00%	6/17/2026	6/18/2021	10,806,896	11,140,472
25,000,000	SE1 Generation ABM Holdings, LLC[1,2]	12.00%	6/8/2024	6/8/2022	25,000,000	25,275,726
10,000,000	Vantage Borrower SPV, LLC[1,2]	11.00%	4/30/2024	3/7/2022	10,000,000	9,940,162
5,000,000	Way.com, Inc.[1,2]	12.00%	3/1/2025	3/1/2023	5,000,000	4,943,354
					332,053,124	334,098,583

	Equipment Leasing - 25.6%
83,405	231 Auto Exchange, Inc.[1,2]	12.50%	6/30/2025	4/12/2023	83,405	83,405
323,814	274 Construction Group, Inc.[1,2]	12.50%	10/1/2025	9/26/2023	323,814	323,814
426,943	Amalgamated Energy Assets, LLC[1,2]	12.50%	3/1/2025	2/9/2023	426,943	426,943
456,117	American Freight Express, Inc.[1,2]	12.50%	7/1/2025	3/10/2023	456,117	456,117
1,454,097	Applied Machinery Rentals, LLC[1,2]	12.50%	4/1/2025	1/12/2023	1,454,097	1,454,097
1,395,776	Arcade Silverado JV LLC[1,2]	12.50%	12/1/2025	5/9/2023	1,395,776	1,395,776
217,999	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	1/1/2025	6/3/2022	217,999	217,999
1,289,502	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	7/1/2025	12/9/2022	1,289,502	1,289,502
645,170	Avensis Energy Services, LLC[1,2]	12.50%	3/31/2025	9/13/2022	645,170	645,170
524,879	Avensis Energy Services, LLC[1,2]	12.50%	7/1/2026	12/4/2023	524,879	524,879
123,587	Bay Minette Energy LLC[1,2]	14.50%	11/24/2024	5/27/2022	123,587	123,587
978,558	Blew Bayou Services LLC[1,2]	14.50%	5/1/2025	10/28/2022	978,558	978,558
1,412,031	Bohme, LLC[1,2]	14.50%	9/30/2024	9/28/2022	1,412,031	1,412,031
1,348,216	Bohme, LLC[1,2]	14.50%	3/1/2025	2/17/2023	1,348,216	1,348,216
2,590,310	Broadband Infrastructure, Inc.[1,2]	14.50%	10/1/2025	3/30/2023	2,590,310	2,590,310
110,062	Carepoint Health Management Associates, LLC[1,2]	14.50%	1/1/2025	12/2/2020	110,062	110,062

Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6% (continued)
	Equipment Leasing - 25.6% (continued)
$10,000,000	Carnaby FA, LLC[1,2]	42.50%[9]	11/1/2024	11/6/2023	$10,000,000	$10,000,000
1,379,189	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	1,379,189	1,379,189
1,379,189	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	1,379,189	1,379,189
10,306,507	Carnaby Inventory IV, LLC[1,2]	12.00%	12/31/2024	6/30/2022	10,306,507	10,306,507
38,667,408	Carnaby Inventory IV, LLC[1,2]	85.00%[9]	4/1/2024	8/18/2023	38,667,408	38,667,408
20,000,000	Carnaby Inventory IV, LLC[1,2]	154.81%[9]	6/1/2024	12/15/2023	20,000,000	20,000,000
105,535	Cashman Photo Enterprises of Nevada, Inc.[1,2]	12.50%	4/1/2026	9/5/2023	105,535	105,535
156,706	Creating Technology Solutions[1,2]	12.50%	7/1/2025	5/26/2023	156,706	156,706
504,000	Diesel Displays & Interiors, LLCs[1,2]	12.50%	1/1/2026	11/30/2023	504,000	504,000
5,057,099	Eagle Highwall Mining Systems, LLC[1,2]	14.00%	4/1/2027	9/29/2023	5,057,099	5,057,099
105,949	Envelope 1, Inc. and E1 Digital Direct, Inc.[1,2]	12.50%	1/1/2025	5/11/2022	105,949	105,949
238,777	Firstronic, LLC[1,2]	12.00%	9/30/2024	9/21/2021	238,777	238,777
3,900,051	FPL Food LLC[1,2]	11.00%	2/1/2026	1/6/2022	3,900,051	3,900,051
3,706,025	Future Legends, LLC[1,2]	14.50%	9/1/2025	2/27/2023	3,706,025	3,706,025
3,274,921	Gregory Pharmaceutical Holdings, Inc.[1,2]	12.50%	2/1/2026	7/14/2023	3,274,921	3,274,921
4,880,000	Information Technology Partners, Inc.[1,2]	14.50%	1/1/2026	12/15/2023	4,880,000	4,880,000
606,642	Innotec, Corp.[1,2]	12.50%	7/1/2025	12/30/2022	606,642	606,642
533,522	J Jets, Inc.[1,2]	12.50%	4/30/2025	4/8/2022	533,522	533,522
48,539	Kitchens Lumber Company LLC[1,2]	12.50%	4/18/2024	4/1/2022	48,539	48,539
2,477,305	KVJ Properties, Inc.[1,2]	12.50%	8/31/2025	2/25/2022	2,477,305	2,477,305
784,859	Lawson Construction Company[1,2]	12.50%	1/1/2026	11/2/2023	784,859	784,859
749,999	LBF Enterprises dba Powermatic Associates, Inc.[1,2]	12.50%	7/1/2026	12/4/2023	749,999	749,999
1,023,781	MC Test Service, Inc.[1,2]	12.00%	5/31/2024	5/3/2021	1,023,781	1,023,781
9,293,901	MC Test Service, Inc.[1,2]	12.00%	2/1/2025	1/25/2022	9,293,901	9,293,901
289,166	MC Test Service, Inc.[1,2]	12.50%	10/1/2026	12/8/2023	289,166	289,166
101,637	Metalogic Inspection Services, LLC[1,2]	14.50%	2/28/2024	8/9/2021	101,637	101,637
950,437	Motus Excavation, LLC[1,2]	12.50%	4/1/2026	9/28/2023	950,437	950,437
3,126,770	Navajo Transitional Energy Company, LLC[1,2]	9.50%	1/1/2026	12/9/2022	3,126,770	3,126,770
347,989	Nodal Power, Inc.[1,2]	12.50%	7/1/2025	6/23/2023	347,989	347,989
763,482	NWC Services LLC	14.50%	11/1/2025	10/20/2022	763,482	763,482
2,304,938	Onset Financial, Inc.[1,2]	14.50%	5/31/2026	12/11/2020	2,304,938	2,304,938
10,000,000	Onset Financial, Inc.[1,2,7]	12.25% (SOFR + 7.75%)	3/31/2029	9/26/2022	10,000,000	10,459,153
9,217,627	Onset Financial, Inc. Progress Funding Line[1,2]	14.00%	9/30/2025	10/4/2022	9,217,627	9,467,920
182,499	Optisys, Inc.[1,2]	12.50%	10/1/2025	9/14/2023	182,499	182,499

Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6% (continued)
	Equipment Leasing - 25.6% (continued)
$454,357	Petroleum Distribution Transportation, LLC[1,2]	12.50%	7/1/2025	9/27/2022	$454,357	$454,357
142,129	Pierce Powerline Co., LLC[1,2]	12.50%	3/31/2025	9/16/2022	142,129	142,129
1,766,049	Pierce Powerline Co., LLC[1,2]	12.50%	1/1/2026	8/3/2023	1,766,049	1,766,049
374,914	RK Pharma Inc.[1,2]	14.50%	2/28/2024	2/2/2022	374,914	374,914
1,441,479	RK Pharma Inc.[1,2]	14.50%	3/31/2024	3/9/2022	1,441,479	1,441,479
451,740	RK Pharma Inc.[1,2]	14.50%	9/30/2024	9/1/2022	451,740	451,740
417,870	Saint Jean Industries, Inc.[1,2]	14.50%	6/30/2024	12/30/2021	417,870	417,870
131,591	Sajawi Corporation[1,2]	12.50%	10/1/2025	8/30/2023	131,591	131,591
3,562,741	SandP Solutions, LLC DBA Bitcoin of America[1,2]	12.50%	7/31/2025	7/28/2022	3,562,741	3,562,741
1,270,920	Savant Consultatants, LLC[1,2]	12.50%	5/1/2026	10/23/2023	1,270,920	1,270,920
1,083,281	Southern Fabrication Works, LLC[1,2]	12.50%	3/1/2026	8/16/2023	1,083,281	1,083,281
966,614	Steelman Aviation, Inc.[1,2]	14.50%	12/31/2023	12/13/2021	966,614	966,614
3,218,621	Steelman Aviation, Inc.[1,2]	12.00%	11/1/2024	10/13/2022	3,218,621	3,218,621
454,484	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	10/1/2025	9/18/2020	454,484	454,484
633,879	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/31/2024	8/25/2021	633,879	633,879
1,591,079	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/1/2026	11/15/2022	1,591,079	1,591,079
6,946,265	Sustainable Green Team[1,2]	14.50%	2/28/2025	8/19/2022	6,946,265	6,946,265
1,187,334	Transcontinental Energy Services LLC[1,2]	12.50%	1/1/2026	11/27/2023	1,187,334	1,187,334
2,894,768	TrialAssure Inc.[1,2]	12.00%	9/30/2024	3/22/2022	2,894,768	2,894,768
4,616,765	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/22/2021	4,616,765	4,616,765
6,678,355	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/12/2021	6,678,355	6,678,355
25,952,756	Trico Products Corporation[1,2]	12.50%	12/31/2025	6/30/2022	25,952,756	25,952,756
2,942,615	Trico Products Corporation[1,2]	14.50%	12/1/2025	5/5/2023	2,942,615	2,942,615
803,396	Trico Products Corporation[1,2]	12.50%	4/1/2026	6/27/2023	803,396	803,396
2,590,397	Trico Products Corporation[1,2]	12.50%	10/1/2025	7/3/2023	2,590,397	2,590,397
960,256	Trucka Leasing, LLC[1,2]	12.50%	10/1/2025	3/6/2023	960,256	960,256
732,372	TuffStuff Fitness International, Inc.[1,2]	12.50%	3/1/2025	1/24/2023	732,372	732,372
12,211,985	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	7/1/2026	6/30/2022	12,211,985	12,211,985
8,577,596	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	4/1/2027	6/30/2022	8,577,596	8,577,596
544,100	US Transloco, LLC[1,2]	12.50%	1/1/2026	11/29/2023	544,100	544,100
312,867	Vensure Employer Services, Inc.[1,2]	14.50%	5/1/2024	5/18/2021	312,867	312,867

Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6% (continued)
	Equipment Leasing - 25.6% (continued)
$1,690,091	Vensure Employer Services, Inc.[1,2]	14.50%	7/31/2024	1/14/2022	$1,690,091	$1,690,091
2,203,818	Vensure Employer Services, Inc.[1,2]	14.50%	11/13/2024	5/13/2022	2,203,818	2,203,818
8,563,167	Vensure Employer Services, Inc.[1,2]	14.50%	12/31/2024	6/1/2022	8,563,167	8,563,167
3,406,160	Vensure Employer Services, Inc.[1,2]	14.50%	5/1/2025	8/2/2022	3,406,160	3,406,160
3,871,338	Vensure Employer Services, Inc.[1,2]	14.50%	8/1/2025	11/3/2022	3,871,338	3,871,338
410,593	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	12/22/2022	410,593	410,593
4,096,379	Vensure Employer Services, Inc.[1,2]	14.50%	9/1/2025	1/24/2023	4,096,379	4,096,379
4,603,313	Vensure Employer Services, Inc.[1,2]	14.50%	12/1/2025	5/5/2023	4,603,313	4,603,313
5,153,475	Vensure Employer Services, Inc.[1,2]	14.50%	4/1/2026	9/19/2023	5,153,475	5,153,475
					289,756,824	290,466,270

	Financial Assets - 19.2%
9,429,828	CapitalPlus Construction Services, LLC[1,2,8]	12.00%	10/1/2023	9/2/2020	9,429,828	1,471,546
2,469,892	CapitalPlus Supply Chain Partners, LLC[1,2,8]	12.00%	7/31/2024	8/31/2021	2,469,892	1,295,351
45,272,257	Cocolalla, LLC[1,2,4]	14.00% PIK	3/27/2026	3/16/2023	44,825,403	45,754,679
9,335,989	Coign CC Account SPV, LLC[1,2,7]	14.50% (Prime (capped at 6.00%)+ 8.50%)	4/12/2024	10/12/2022	9,302,931	9,378,626
12,000,000	Delos Investment Fund II, LP1,2	4.31% + 11.00% PIK	11/20/2026	11/22/2023	12,000,000	12,000,000
25,074,923	DNF Associates, LLC[1,2]	12.75%	11/1/2027	12/28/2020	24,921,908	23,764,813
8,636,232	Elevation Capital Group, LLC[1,2]	12.50%	8/1/2024	12/30/2021	8,636,232	8,827,426
7,967,487	ERC Advance Funding, LLC[1,2,7]	15.24% (SOFR + 10.00%)	4/15/2026	6/21/2023	7,663,118	7,660,069
10,000,000	Kensington Private Equity Fund[1,2,3,7]	12.08% (SOFR + 7.00%)	3/28/2026	3/28/2023	9,925,434	10,037,957
20,000,000	Leyline Renewable Capital, LLC[1,2]	14.00%	11/26/2024	5/26/2023	20,000,000	20,420,647
28,125,456	Lienstar LLC[1,2,4,7]	11.29% + 3.00% PIK (Prime + 6.00%)	3/13/2025	3/13/2023	27,944,864	27,944,864
1,455,855	Propel Holdings, Inc.[1,2]	13.60%	6/8/2026	6/8/2023	1,455,855	1,455,855
1,276,608	Rely Credit Funding -1 SPV, LLC[1,2]	13.47%	11/18/2026	5/18/2023	1,145,811	1,145,811
11,300,165	Simply Funding SPV, LLC[1,2]	13.00%	12/31/2024	6/23/2021	11,300,165	11,163,970
324,456	Sprout Funding SPV II, LLC[1,2]	13.00%	2/23/2024	2/24/2021	314,969	314,969
36,862,762	Viva Funding SPV, LLC[1,2]	13.00%	3/31/2026	12/23/2020	36,348,220	36,195,197
					227,684,630	218,831,780

Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6% (continued)
	Specialty Real Estate Finance - 35.4%
$6,873,367	517 Grand Canyon, LLC[1,2,4]	10.50% PIK	4/17/2024	4/17/2023	$6,812,906	$6,919,641
5,547,355	750 Main Street LP1,2,4	9.69% PIK	2/6/2024	5/9/2022	5,535,953	5,535,953
422,765	8th Avenue Property Owners, LLC[1,2,4]	12.00% PIK	11/14/2025	8/14/2023	84,293	84,293
2,637,454	AE Green Mountain, LLC[1,2,4]	10.45% PIK	4/30/2025	8/30/2023	2,242,938	2,242,938
819,409	Ashton Oak Homes (Black Locust), LLC[1,2,4,7]	11.27% PIK (Prime + 3.00%)	3/23/2025	3/23/2023	557,871	557,871
4,351,918	Atomic Orchard Experiment, LLC[1,2,4]	9.75% PIK	4/10/2024	11/10/2022	4,319,674	4,229,826
84,196	BD RC Defuniak Springs, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	16,264	16,264
84,196	BD RC Greenwood, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	16,264	16,264
84,196	BD RC Jacksonville AL, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	16,264	16,264
84,196	BD RC Jacksonville Normandy, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	16,264	16,264
84,196	BD RC Meridianville AL, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	16,264	16,264
97,009	BD RC Montgomery AL, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	18,739	18,739
93,626	BD RC North Myrtle Beach, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	18,085	18,085
83,503	BD RC Spartanburg, LP1,2	11.50% PIK	3/18/2025	10/24/2023	12,121	12,121
134,839	BEP CO Springs Hospitality LLC[1,2,4]	11.95% PIK	11/24/2025	8/24/2023	24,927	24,927
4,872,031	Bonneyview Redding, LLC[1,2,4]	8.00% PIK	7/28/2024	7/28/2023	4,796,071	4,812,063
11,936,439	Capital Miller Pref NewCo, LLC,[1,2,4]	14.00% PIK	12/5/2027	12/5/2022	11,936,439	12,284,023
6,656,871	Cartier Industrial Center LLC[1,2,4]	7.95% PIK	4/24/2024	5/25/2022	6,606,290	6,598,660
10,524,352	CC Development LP Series I, LLC[1,2,4]	9.95% PIK	11/18/2024	11/18/2021	10,524,352	10,196,589
1,582,245	CC Development LP Series III, LLC[1,2,4]	10.45% PIK	2/3/2025	2/2/2023	1,533,051	1,533,051
189,105	CCWO8, LLC[1,2,4]	10.99% PIK	4/30/2025	8/23/2411	25,757	25,757
50,000	Cedar Falls Partners, LLC[1,2,4,10]	11.00% PIK	3/21/2025	12/21/2023	(123,413)	(123,413)
5,404,366	Chesapeake Pines VA, LLC[1,2,4]	12.50% PIK	1/19/2025	1/19/2022	5,376,838	5,212,226
4,105,121	Cheyenne Industrial Partners, LLC,[1,2,4]	9.00% PIK	12/20/2023	12/19/2022	4,061,121	4,061,121
2,943,902	Circolo Villas, LLC[1,2]	13.00%	12/31/2023	10/13/2021	2,943,902	2,943,902
8,624,934	Corta Stevens Point, LLC[1,2,4]	9.00% PIK	4/12/2024	4/13/2023	8,606,523	8,530,992
3,655,276	Dabney Road Industrial LLC[1,2,4]	10.50% PIK	3/20/2025	12/20/2023	3,306,189	3,306,189
520,727	DZ Tech Community LLC[1,2,4]	10.50% PIK	10/25/2025	8/31/2023	92,966	92,966
5,636,859	Endeavor Investments IX, LLC[1,2,4]	10.50% PIK	11/12/2025	9/15/2022	5,600,008	5,574,098
3,980,246	Endeavor Investments VIII, LLC[1,2,4]	10.50% PIK	8/4/2025	2/4/2022	3,958,696	3,790,545
5,363,884	Endeavor Investments X, LLC[1,2,4]	10.50% PIK	1/1/2027	12/15/2021	5,331,014	4,995,181
303,324	Frito Lay - Pomfret[1,2,4]	9.50% PIK	10/3/2025	11/1/2023	270,201	270,201
5,497,256	Frito Lay - Portfolio[1,2,4]	9.50% PIK	10/3/2025	10/4/2023	5,208,757	5,208,757

Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6% (continued)
	Specialty Real Estate Finance - 35.4% (continued)
$1,585,377	Frontera West-Sonoma Dev, LLC[1,2,4]	11.29% PIK	4/19/2026	10/19/2023	$1,470,497	$1,470,497
3,633,765	Fruition California Holdings LLC[1,2,4]	8.49% + 3.00% PIK	12/30/2023	12/30/2021	3,633,765	3,633,765
1,754,229	Galaxy Management Company, LLC[1,2,3,8]	14.00%	11/10/2023	11/18/2020	1,722,763	1,722,763
625,006	Gilroy Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	619,026	619,026
825,603	HD Post Buffalo, LLC[1,2,4]	9.95% PIK	6/6/2024	12/7/2022	810,900	810,900
6,163,847	Holmes Lane Development, LLC[1,2,4]	10.75% PIK	5/4/2025	8/4/2023	5,964,593	5,957,625
10,000	JF Wonderblock Phase 2, LLC[1,2,4,10]	10.99% PIK	2/20/2028	12/20/2023	(1,001,969)	(1,001,969)
811,936	Justus at Promenade Senior, LLC[1,2]	10.30% PIK	6/16/2025	3/15/2023	324,378	324,378
3,261,731	Lex Apartments 102B, LLC[1,2,4]	9.95% PIK	9/9/2024	9/9/2022	3,220,773	3,220,773
22,961,680	Lex Apartments, LLC[1,2,4]	10.50% PIK	8/31/2024	8/31/2022	22,889,512	23,327,055
5,140,952	MAP Logistics Center Lot 33, LLC[1,2]	10.95%	6/17/2025	6/13/2022	5,121,585	5,271,919
15,929,125	MC Oslo Aurora, LLC[1,2,4]	11.25% PIK	7/11/2025	7/11/2022	15,929,125	16,408,493
11,728,582	MC Oslo Hermitage, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	11,710,029	11,693,414
9,644,831	MC Oslo SFM Two, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	9,633,237	9,738,522
8,174,072	MC Oslo SFQ, LLC[1,2,4]	11.25% PIK	7/11/2025	7/11/2022	8,174,072	8,113,424
11,817,932	MC Rye Katy, LLC[1,2,4]	13.25% PIK	8/9/2025	8/10/2022	11,817,932	12,247,404
9,996,044	MC Rye Northwest, LLC[1,2,4]	13.25% PIK	8/9/2025	8/9/2022	9,996,044	10,289,709
11,880,550	MC Rye Westchase, LLC[1,2,4]	13.25% PIK	8/9/2025	8/9/2022	11,880,550	12,352,942
103,339	Missoula Hotel Holdings, LLC[1,2,4]	12.00% PIK	8/31/2025	8/24/2023	102,798	102,798
10,050,649	MLab International, LLC[1,2,4]	9.25% PIK	7/30/2024	7/22/2022	9,857,559	10,059,851
11,977,835	Nancy Jay Industrial Center, LLC[1,2,4]	12.95% PIK	6/3/2024	6/3/2022	11,977,835	12,711,104
2,930,522	Odyssey Vortex LLC[1,2,4]	10.50% PIK	11/22/2024	8/22/2023	2,779,097	2,779,097
6,116,913	Olympus Bluffs 4, LLC[1,2,4]	11.95% PIK	9/9/2025	9/9/2022	6,071,377	6,199,345
4,434,220	Olympus Oaks 1, LLC[1,2,4]	12.50% PIK	7/14/2026	7/13/2023	4,379,775	4,362,330
3,053,806	Olympus Oaks 2, LLC[1,2,4]	12.50% PIK	7/14/2026	7/13/2023	2,997,756	2,997,756
5,391,699	Olympus Oaks 4, LLC[1,2,4]	12.50% PIK	7/13/2026	7/13/2023	5,335,482	5,365,007
3,479,523	Olympus Oaks 5, LLC[1,2,4]	12.50% PIK	7/14/2026	7/13/2023	3,424,327	3,424,327
4,684,698	Olympus Palms 1, LLC[1,2,4]	12.50% PIK	6/30/2025	7/1/2022	4,651,788	4,785,676
1,583,752	Olympus Palms 3, LLC[1,2,4]	11.95% PIK	8/3/2025	8/3/2022	1,576,605	1,576,605
8,812,125	Olympus Palms 4, LLC[1,2]	9.99%	10/4/2024	10/4/2022	8,812,125	8,961,521
7,979,369	Olympus Palms 5, LLC[1,2]	9.99%	10/4/2024	10/4/2022	7,979,369	8,142,544
8,355,000	Olympus Palms 6, LLC[1,2]	9.99%	10/4/2024	10/4/2022	8,355,000	8,457,987
3,703,000	Olympus Peaks 1, LLC[1,2]	9.99%	3/29/2024	9/29/2022	3,703,000	3,704,617
5,786,016	Olympus Pines FF Wash, LLC[1,2,4]	6.25% + 6.25% PIK	7/15/2024	7/15/2021	5,758,609	5,438,513
1,995,915	Pierce Street Holdings LLC[1,2,4]	9.75% PIK	11/1/2024	3/15/2022	1,928,568	1,928,568

Keystone Private Income Fund

Schedule of Investments

December 31, 2023 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.6% (continued)
	Specialty Real Estate Finance - 35.4% (continued)
$103,098	Richland LA Hotel Holdings, LLC[1,2,4]	12.00% PIK	8/31/2025	8/31/2023	$102,267	$102,267
683,006	Salinas Rossi Partners, LLC[1,2]	9.00% PIK	3/15/2024	12/15/2022	673,316	673,316
949,895	San Antonio Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	934,869	934,869
444,223	Smyrna Hotel Holdings, LLC[1,2,4]	12.00% PIK	7/20/2025	7/21/2023	440,132	440,132
8,119,678	VG Burlington Storage LLC[1,2,4]	9.25%	4/4/2024	5/4/2022	8,092,818	8,068,294
2,915,997	VG Huntsville Storage LLC[1,2]	11.50% PIK	8/7/2024	8/7/2023	2,844,812	2,844,812
15,687,350	Vivo Living Durham LLC[1,2,4]	9.50% PIK	4/14/2024	10/14/2022	15,687,350	15,769,558
13,948,474	Vivo Living Raleigh 1 LLC[1,2,4]	9.50% PIK	5/18/2024	11/18/2022	13,948,474	14,068,932
29,300,000	Vivo Portfolio[1,2]	11.49%	12/15/2025	12/15/2023	28,876,079	28,876,079
105,591	West Jordan Hotel Holdings, LLC[1,2,4]	12.00% PIK	6/20/2025	6/20/2023	104,917	104,917
14,930,945	Zoe Lakeview, LLC[1,2]	10.45% PIK	11/21/2024	11/22/2022	14,723,573	14,986,514
					399,800,078	403,106,598
	Total Private Credit				1,249,294,656	1,246,503,231

	Private Investment Funds - 1.0%
N/A	Structural Keystone VL LLC - Series KS Manscaped[1,2,5]		12/24/2024	12/17/2021	11,463,066	11,463,066
	Total Private Investment Funds				11,463,066	11,463,066

Shares
	Warrants - 0.0%
73,274	Sovrn Holdings, Inc[1,2,5]				-	-

	Total Investments - 110.6%⁶				$1,260,757,722	$1,257,966,297
	Liabilities in excess of other assets - (10.6%)					(120,454,709)
	Net Assets - 100%					$1,137,511,588

[1]	Restricted security. The total value of these securities is $1,257,966,297, which represents 110.6% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $1,257,966,297, which represents 110.6% of total net assets of the Fund.
[3]	This investment was made through a participation.
[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[5]	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.
[6]	Entire portfolio is pledged as collateral for line of credit.
[7]	Variable rate.
[8]	In default.
[9]	Rate shown is determined by internal rate of return calculation, and is not a true interest rate.
[10]	Unearned loan fee is greater than the principal amount of the loan.

See accompanying notes to schedule of investments.

Keystone Private Income Fund

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2023:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,246,503,231	$1,246,503,231
Private Investment Funds	—	—	11,463,066	11,463,066
Warrants	—	—	—	—
Total Investments, at fair value	$—	$—	$1,257,966,297	$1,257,966,297